Accrued Expenses and Other Current Liabilities - Additional Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($) Employee
Payables and Accruals [Abstract]
Number of positions reduced | Employee	17
Severance cost | $	$ 1,733
Accrued Severance | $	$ 518
Restructuring and Related Cost, Number of Positions Eliminated | Employee	17